UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23616

Aspiriant Risk-Managed Real Assets Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1.  Reports to Stockholders

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Semi-Annual Report

September 30, 2023

(Unaudited)

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

TABLE OF CONTENTS

Schedule of Investments	2
Summary of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to Financial Statements	11
Other Information	23
Privacy Policy	24

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Schedule of Investments

As of September 30, 2023 (Unaudited)

	Type of Investment	Units / Shares	Cost	Fair Value
MARKETABLE SECURITIES (33.08%)
EXCHANGE-TRADED FUNDS (12.22%)
BlackRock Short Maturity Municipal Bond ETF	Exchange-traded fund	15,687	$782,158	$781,370
Invesco S&P Global Water Index ETF	Exchange-traded fund	71,325	2,621,195	3,318,039
iShares Gold Trust[a]	Exchange-traded fund	203,095	7,253,052	7,106,294
iShares Residential and Multisector Real Estate ETF	Exchange-traded fund	84,699	6,200,824	5,585,899
Vanguard Real Estate ETF	Exchange-traded fund	51,546	3,845,017	3,899,970
Vanguard Short-Term Inflation-Protected Securities ETF	Exchange-traded fund	2,226	108,320	105,245
TOTAL EXCHANGE-TRADED FUNDS			20,810,566	20,796,817

MUTUAL FUNDS (20.86%)
Fidelity International Real Estate Fund	Mutual Fund	1,364,583	13,100,000	12,704,271
GMO Resources Fund VI	Mutual Fund	161,300	3,761,524	3,748,620
Lazard Global Listed Infrastructure Institutional Portfolio	Mutual Fund	563,674	8,100,000	7,913,987
Principal Real Estate Securities Fund - Class I	Mutual Fund	460,234	11,400,000	11,156,076
TOTAL MUTUAL FUNDS			36,361,524	35,522,954

TOTAL MARKETABLE SECURITIES			57,172,090	56,319,771

	Investment Strategy				Acquisition Date
PORTFOLIO FUNDS [b] (68.25%)
MEMBERSHIP INTERESTS (12.92%)
Green Courte Real Estate Partners III, LLC[a]	Private Real Estate		$3,410,026	$5,833,009	12/6/2011
Prime Property Fund, LLC	Private Real Estate	773	12,644,729	16,171,246	9/28/2017
TOTAL MEMBERSHIP INTERESTS			16,054,755	22,004,255

NON-TRADED REAL ESTATE INVESTMENT TRUST (3.28%)
Blackstone Real Estate Income Trust, Inc.	Private Real Estate	377,547	4,569,429	5,592,491	6/1/2021
TOTAL NON-TRADED REAL ESTATE INVESTMENT TRUST			4,569,429	5,592,491

PARTNERSHIP INTERESTS (52.05%)
Beacon Capital Strategic Partners VI, L.P.[a]	Private Real Estate		419,151	18,845	2/15/2011
Carmel Partners Investment Fund III, L.P.[a]	Private Real Estate		—	367,321	6/29/2010
Carmel Partners Investment Fund IV, L.P.[a]	Private Real Estate		—	23,781	3/15/2012
Carmel Partners Investment Fund V, L.P.[a]	Private Real Estate		1,717,179	4,702,291	8/8/2014
CBRE U.S. Core Partners, LP	Private Real Estate	7,540,922	11,898,933	13,325,009	7/1/2020
Cerberus Institutional Real Estate Partners III, L.P.[a]	Private Real Estate		—	2,679,369	4/29/2013
Cross Lake Real Estate Fund III L.P.[a]	Private Real Estate		2,562,712	3,026,648	10/11/2019
Electron Global Fund, L.P.[a]	Long/Short		6,000,000	5,975,400	6/1/2021
Energy Impact Fund II, L.P.[a]	Infrastructure		3,903,420	4,352,380	10/28/2021

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2023 (Unaudited)

	Type of Investment	Units / Shares	Cost	Fair Value	Acquisition Date
PORTFOLIO FUNDS[b] (68.25%) (CONTINUED)
PARTNERSHIP INTERESTS (52.05%) (CONTINUED)
Europe Fund III, L.P.[a]	Private Real Estate		$1,620,523	$3,874	5/14/2007
GCP SecureSpace Property Partners LPa	Private Real Estate		4,184,439	3,800,422	12/7/2022
GEM Realty Fund IV, L.P.[a]	Private Real Estate		436,459	13,966	6/29/2010
GEM Realty Securities Flagship, L.P.[a,c]	Long/Short		5,132,748	13,015,539	8/3/2009
GI Data Infrastructure Fund L.P.ª	Infrastructure		8,200,130	9,296,284	7/24/2020
Hampshire Partners Fund VIII, L.P.[a]	Private Real Estate		—	299,306	11/15/2010
Heitman America Real Estate Trust L.P.	Private Real Estate	3,175	3,075,093	4,327,870	7/5/2018
HighBrook Property Fund IV (TEF), L.P.[a]	Private Real Estate		7,094,677	7,094,677	9/30/2023
Metropolitan Real Estate Partners International III-T, L.P.[a]	Private Real Estate		501,751	258,971	12/30/2009
Paladin Realty Brazil Investors III (US-A), L.P.[a,c]	Private Real Estate		2,278,778	81,014	6/17/2011
Paladin Realty Latin America Investors II, L.P.[a]	Private Real Estate		726,240	19,099	1/4/2007
Paladin Realty Latin America Investors III, Liquidating Trust[a]	Private Real Estate		1,866,188	(296,675)	9/30/2009
Paulson Real Estate Fund II, L.P.[a]	Private Real Estate		—	5,073,532	5/24/2013
Prime Finance Partners IV, L.P.[a]	Structured Credit		—	40,038	12/29/2014
Rush Island, LPa	Long/Short		3,000,000	3,050,756	7/1/2022
Sculptor Real Estate Fund IV L.P.[a]	Private Real Estate		5,573,261	5,371,931	4/6/2020
Sustainable Asset Fund III, L.P.[a]	Infrastructure		2,933,346	2,706,870	12/13/2021
TOTAL PARTNERSHIP INTERESTS			73,125,028	88,628,518
TOTAL PORTFOLIO FUNDS			93,749,212	116,225,264

TOTAL INVESTMENTS (101.33%)			$150,921,302	$172,545,035
Liabilities in excess of other assets (-1.33%)				(2,262,987)

TOTAL NET ASSETS (100.00%)				$170,282,048

[a]	Non-income producing security.
[b]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale (see Notes 3 and 5).
[c]	Affiliated investment for which ownership exceeds 5% of the investment’s capital (see Note 5).

All investments are domiciled in the United States of America, except Europe Fund III, L.P. which is domiciled in the United Kingdom.

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Summary of Investments

As of September 30, 2023 (Unaudited)

Security Type	Percent of Total Net Assets
MARKETABLE SECURITIES
Exchange-Traded Funds	12.22%
Mutual Funds	20.86
TOTAL MARKETABLE SECURITIES	33.08
PORTFOLIO FUNDS
Membership Interests	12.92
Non-Traded Real Estate Investment Trust	3.28
Partnership Interests	52.05
TOTAL PORTFOLIO FUNDS	68.25
TOTAL INVESTMENTS	101.33
Liabilities in excess of other assets	(1.33)
TOTAL NET ASSETS	100.00%

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Statement of Assets and Liabilities

As of September 30, 2023 (Unaudited)

ASSETS:
Unaffiliated investments, at fair value (cost $143,509,776)	$159,448,482
Affiliated investments, at fair value (cost $7,411,526)	13,096,553
Cash held in escrow	2,500,175
Cash	811,532
Dividend receivable	95,229
Prepaid Repurchase Facility Commitment Fee	13,125
Prepaid expenses	15,723
Total Assets	$175,980,819

LIABILITIES:
Subscriptions received in advance	$2,485,000
Payable for shares redeemed	1,993,110
Deferred income tax	997,347
Current income tax payable	17,479
Management fee payable	43,373
Administrative services fees payable	43,373
Administration and accounting fees payable	39,967
Transfer agent fees and expenses payable	5,516
Custody fees payable	3,459
Other expenses payable	70,147
Total Liabilities	5,698,771

Commitments and contingencies (see Note 3)

NET ASSETS	$170,282,048

NET ASSETS CONSIST OF:
Paid-in capital (unlimited shares authorized, par value of $0.001 per share)	158,443,804
Total accumlated earnings	11,838,244
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$170,282,048

SHARES ISSUED AND OUTSTANDING	17,162,279
NET ASSET VALUE PER SHARE	$9.92

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Statement of Operations

For the Six Months Ended September 30, 2023 (Unaudited)

INVESTMENT INCOME:
Dividend income from unaffiliated investments	$112,522
Other income from unaffiliated investments (net of withholding tax of $5,489)	113,779
Interest income from unaffiliated investments	3,913
Total Income	230,214

EXPENSES:
Management fee	434,166
Legal fees	149,539
Administration and accounting fees	89,617
Administrative services fees	86,833
Trustees’ fees and expenses	43,500
Audit and tax fees	31,750
Repurchase Facility Commitment Fee Expense	26,250
Registration fees	20,979
Transfer agent fees and expenses	19,358
Professional fees	16,152
Compliance fees	13,300
Custody fees	10,485
Insurance fees	4,702
Other expenses	10,485
Total expenses	957,116
Expenses waived by Investment Manager	(347,333)
Net expenses	609,783
Net investment income (loss) before taxes and tax reimbursement by Investment Manager	(379,569)
Current income tax	—
Income tax expense reimbursed by Investment Manager	(1,252,244)
Net investment income after taxes and tax reimbursement by Investment Manager	872,675

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on unaffiliated investments	(5,547,748)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	1,962,735
Affiliated investments	725,096
Deferred income tax	(997,347)
Total net change in unrealized appreciation (depreciation)	1,690,484
Total net realized and unrealized gain (loss)	(3,857,264)
Net Decrease in Net Assets Resulting from Operations	$(2,984,589)

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Statements of Changes in Net Assets (Unaudited)

	For the Six Months Ended September 30, 2023	For the Year Ended March 31, 2023
CHANGE IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss), net of income tax expense	$872,675	$1,429,305
Net realized gain (loss) on investments, net of income tax expense	(5,547,748)	(928,027)
Capital gain distributions from marketable securities	—	1,391,942
Net change in unrealized appreciation (depreciation) on investments	1,690,484	(15,405,673)
Change in Net Assets Resulting from Operations	(2,984,589)	(13,512,453)

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	—	(4,492,769)
Change in net assets resulting from distributions	—	(4,492,769)

CAPITAL SHARE TRANSACTIONS:
Shares sold	9,188,000	23,852,168
Shares issued for reinvestment of distributions	—	4,231,073
Shares redeemed	(6,486,681)	(23,510,272)
Change in Net Assets Resulting from Capital Transactions	2,701,319	4,572,969

Change in Net Assets	$(283,270)	$(13,432,253)

NET ASSETS:
Beginning of period	170,565,318	183,997,571
End of period	$170,282,048	$170,565,318

TRANSACTIONS IN SHARES:
Shares sold	905,037	2,249,110
Shares issued for reinvestment of distributions	—	422,684
Shares redeemed	(643,163)	(2,292,576)
Change in Shares Outstanding	261,874	379,218

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Statement of Cash Flows

For the Six Months Ended September 30, 2023 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(2,984,589)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of long-term investments	(105,755,316)
Proceeds from sale of long-term investments	96,904,963
Realized gain distribution proceeds from Portfolio Funds	324,270
Return of capital distribution proceeds from Portfolio Funds	1,111,360
Proceeds from sale of short-term investments, net	5,565,988
Net realized loss on investments	5,547,748
Net change in unrealized (appreciation) depreciation on:
Unaffiliated Investments	(1,962,735)
Affiliated Investments	(725,096)
Change in operating assets and liabilities:
Due from marketable securities	500,145
Due from Portfolio Funds	412,884
Dividend receivable	(76,297)
Prepaid Repurchase Facility Commitment Fee	26,250
Prepaid expenses	14,424
Deferred income tax	997,347
Current income tax payable	(1,234,765)
Management fee payable	(241)
Administrative services fees payable	(241)
Administration and accounting fees payable	(9,793)
Transfer agent fees and expenses payable	1,940
Custody fees payable	535
Other expenses payable	(2,518)
Net Cash Used in by Operating Activities	(1,343,737)

CASH FLOWS FROM FINANCING ACTIVITIES:
Shares sold (net of subscriptions received in advance)	9,898,000
Shares redeemed (net of payable for shares redeemed)	(7,745,270)
Net Cash Provided by Financing Activities	2,152,730

Net Change in Cash and Cash held in escrow	808,993

Cash and Cash held in escrow at Beginning of Period[1]	2,502,714

Cash and Cash held in escrow at End of Period[1]	$3,311,707

[1]	Cash includes cash and cash held in escrow, as outlined further on the Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Financial Highlights (Unaudited)

Per share data and ratios for a share outstanding throughout the period.

	For the Six Months Ended September 30, 2023	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]
Net Asset Value, Beginning of Period	$10.09	$11.14	$10.00

Income from Investment Operations:
Net investment income[2]	0.05	0.09	0.17
Net realized and unrealized gain on investments	(0.22)	(0.88)	1.52
Total from investment operations	(0.17)	(0.79)	1.69

Less Distributions:
From net investment income	—	(0.10)	(0.33)
From net realized gain	—	(0.16)	(0.17)
From return of capital	—	—	(0.05)
Total distributions	—	(0.26)	(0.55)

Net Asset Value, End of Period	$9.92	$10.09	$11.14

Total Return	(1.68)%[3,4]	(7.03)%	17.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$170,282	$170,565	$183,998
Net investment income[5]	1.01%[6,7]	0.80%	1.51%[8]
Expenses before expense waivers and income taxes/benefit and income tax reimbursement[5,9]	0.70%[7]	1.01%	0.92%
Expense waiver	(0.40)%[7]	(0.40)%	(0.40)%
Expenses net of expense waiver, but before income taxes/benefit and income tax reimbursement[5,10]	0.30%[7]	0.61%	0.52%
Income taxes/(benefit)[11]	0.57%[3]	(0.24)%	0.94%
Expenses net of expense waiver and after income taxes/benefit, but before income tax reimbursement[5,12]	0.87%[7]	0.37%	1.46%
Income tax reimbursement by Investment Manager	(0.72)%[3]	—	—
Expenses net of expense waiver and after income taxes/benefit and income tax reimbursement[5,13]	0.15%[7]	0.37%	1.46%
Portfolio turnover rate	57%[3]	19%	15%

[1]	Reflects operations from April 1, 2021 (commencement of operations) to March 31, 2022.

[2]	Per share data is computed using the average shares method.

[3]	Not annualized.

[4]	Without income tax expense reimbursement by Investment Manager, the Total Return would be (2.38)%.

[5]

The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

[6]	Without income tax expense reimbursement by Investment Manager, the Net Investment Income would be (0.22)%.

[7]	Annualized, except for tax expense or tax expense reimbursement by Investment Manager where applicable.

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Financial Highlights (Continued)

Per share data and ratios for a share outstanding throughout the period.

[8]	Includes income tax expense of 0.14% derived from income for the tax year ended October 31, 2022.

[9]	Represents the ratio of expenses to average net assets absent of expense waivers, current and deferred income taxes and tax reimbursement by Investment Manager.

[10]	Represents the ratio of expenses to average net assets inclusive of expense waiver by the Investment Manager (see note 6).

[11]	Includes current and deferred income taxes derived from the net investment income/loss, and realized and unrealized gains/losses (see Note 8).

[12]

Represents the ratio of expenses to average net assets inclusive of expense waiver by the Investment Manager and income taxes but before income tax reimbursement by Investment Manager (see Notes 6 and 8).

[13]	Represents the ratio of expenses to average net assets inclusive of expense waiver by the Investment Manager, income taxes and income tax reimbursement by Investment Manager (see Notes 6 and 8).

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Notes to Financial Statements

September 30, 2023 (Unaudited)

1. ORGANIZATION

Aspiriant Risk-Managed Real Assets Fund is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated October 26, 2020. The Fund commenced its operations on April 1, 2021, after the conversion of the Global Real Estate Opportunities, L.P. (the “Private Fund”), a privately offered investment fund managed by the Investment Manager (as defined below) with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Fund. The Fund offers shares of beneficial interest (“Shares”). Aspiriant, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The investment objective of the Fund is to seek long term capital appreciation. The Fund is a “fund of funds” that intends to invest primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”) that invest substantially all their assets in real estate, infrastructure, commodities and other real asset securities and funds. Under normal circumstances, the Fund intends to invest at least 80% of its net assets in Investment Funds that hold equity, debt and other economic interests in real assets or real asset companies.

The Board of Trustees (the “Board”) of the Fund has the overall responsibility for monitoring the operations of the Fund, including the Investment Manager.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation and Use of Estimates — The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”). The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Cash — Cash and cash held in escrow for Shares tendered and Shares received in advance, if any, may include demand deposits. Such deposits, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Investment Valuation — The Board has delegated day-to-day management of the valuation process to the Investment Manager as the appointed Valuation Designee, which has established a valuation committee to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risks, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Investment Manager.

Investments in Portfolio Funds – As a practical expedient, the Fund estimates the fair value of interests in Portfolio Funds (“Portfolio Funds’ Interests”) that do not have a readily determinable fair value using the net asset value (“NAV”) per share (or equivalent, such as member units, or an ownership interest in partners’ capital to which a proportionate share of net assets is attributed) of the Portfolio Funds as determined by the respective investment manager (“Portfolio Fund’s Manager”), if the NAV per share of the Portfolio Fund (or its equivalent) is calculated in a manner consistent with measurement principles in ASC 946 as of the reporting entity’s measurement date. If the NAV per share (or its equivalent) of the Portfolio Fund is not as of the Fund’s measurement date or is not calculated in a manner consistent with the measurement principles of ASC 946, the Fund may adjust the most recent NAV per share (or its equivalent) as necessary in order to estimate the fair value for the Portfolio Fund in a manner consistent

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ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

with the measurement principles of ASC 946 as of the Fund’s measurement date. The Fund will deviate from the NAV (or its equivalent) if it is probable at the measurement date that the Fund will redeem a portion of a Portfolio Fund at an amount different from the NAV per share (or its equivalent).

Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents. Valuations of Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds’ Managers as required by the Portfolio Funds’ offering documents. If the Valuation Designee determines that the most recent NAV (or its equivalent) reported by the Portfolio Fund does not represent fair value or if the Portfolio Fund fails to report a NAV to the Fund, a fair value determination is made under procedures established by and under the general supervision of the Valuation Designee. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net assets if the judgments of the Valuation Designee, or the Portfolio Funds’ Managers should prove to be incorrect. Portfolio Funds’ Managers only provide determinations of the NAV of each Portfolio Fund on a monthly/ quarterly basis, in which event it will not be possible to determine the NAV of the Fund more frequently. The Portfolio Funds’ Interests in which the Fund invests or plans to invest are generally illiquid. The Fund may not be able to dispose of Portfolio Funds’ Interests that it has purchased. As of September 30, 2023, investments in Portfolio Funds were valued at $116,225,264, which represented 68.26% of the NAV of the Fund.

Investments in Marketable Securities — Investments in marketable securities listed or traded on an exchange are valued at their last traded price, as of the exchange’s official close of business. The Fund does not adjust the quoted price for these investments even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded open-end investment companies which are priced as marketable securities.

Investment Transactions and Related Investment Income — All investment transactions are recorded on the trade date. Interest income on cash held in the Fund’s interest-bearing accounts is recognized on an accrual basis. Dividend income is recorded on ex-dividend dates. Distributions from marketable securities are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Distributions received from Portfolio Funds are recorded on the effective date, based on the character determined by the Portfolio Fund. Return of capital or security distributions received from Portfolio Funds and securities are accounted for as a reduction to cost. Net realized gain or loss on investments includes net investment gains or losses from marketable securities and realized gains or losses indirectly allocated to the Fund from investments in Portfolio Funds. Realized gains and losses from investments in Portfolio Funds are recognized when reported by those Portfolio Funds. Realized gains and losses from other investments are recorded on a specific identification basis.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollar equivalents using period-end spot foreign currency exchange rates. Purchases and sales of investments, and their related income and expenses are translated at the rate of exchange on the respective dates of such transactions. Realized and unrealized gains and losses resulting from foreign currency changes are reflected in the Statement of Operations as a component of net realized gain/(loss) and net change in unrealized appreciation on marketable securities and Portfolio Funds.

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NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Federal Income Taxes — It is the Fund’s intention to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies (“Regulated Investment Company”). As provided therein, in any tax year in which a Fund generates 90% of its gross income from qualifying sources under Section 851(b)(2) of the Internal Revenue Code, a Fund’s portfolio holds at least 50% of its assets in qualifying assets at the end of each quarter, and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.

The Fund did not qualify as a Regulated Investment Company pursuant to Subchapter M of the Internal Revenue Code for the tax year ended October 31, 2022 because it did not generate 90% of its gross income from qualifying sources. The Fund is treated as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal, state and local income tax on taxable income. See Note 8 for further details.

FASB ASC Topic 740, Income Taxes (“ASC 740”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ASC 740 requires management of the Fund to analyze all open tax years for all major jurisdictions, which the Fund considers to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Fund has been in existence for less than three years. As of and during the six months ended September 30, 2023, the Fund did not record a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. FAIR VALUE DISCLOSURE

In accordance with FASB ASC 820-10, Fair Value Measurement (“ASC 820”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level III measurements). ASC 820 provides three levels of the fair value hierarchy as follows:

Level I — Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date and on an-ongoing basis. Investments in marketable securities are classified at Level I in the fair value hierarchy.

Level II — Valuations based on observable inputs other than quoted prices in active markets for identical assets or liabilities.

Level III — Valuation techniques that require inputs that are both significant to the fair value measurement and are unobservable (e.g. supported by little or no market activity).

14

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

3. FAIR VALUE DISCLOSURE

The following table summarizes the valuation of the Fund’s investments as of September 30, 2023, by the fair value hierarchy levels:

	Fair Value Measurements
Investments	Level I	Level II	Level III	NAV as Practical Expedient	Total
Marketable Securities	$56,319,771	$—	$—	$—	$56,319,771
Portfolio Funds	—	—	—	116,225,264	116,225,264
Total Investments	$56,319,771	$—	$—	$116,225,264	$172,545,035

Investments in Portfolio Funds valued at the NAV as practical expedient are not required under U.S. GAAP to be classified in the fair value hierarchy, however, they are included in the table above to reconcile the total value of investments.

A listing of the Portfolio Fund types held by the Fund and the related attributes, as of September 30, 2023 are shown in the table below:

Investment Category	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)		Remaining Life*	Redemption Frequency*	Notice Period (in days)	Redemption Restriction Terms*
Core (1)	$61,458	$—		Indefinite	Monthly-Quarterly	0-90	May be subject to lockup periods of up to 1 year, and/or investor and/or fund level gates of up to 25% per withdrawal date
Opportunistic (2)	54,767	26,300		Up to 12 years, subject to extension	None	N/A	N/A
	$116,225	$26,300	(3)

(1)	Investments in commingled limited partnerships that have exposure to a range of security types.

(2)	Consists of both private equity and venture capital investments.

(3)	As of September 30, 2023, the Fund had total outstanding commitments of $25,342,572 and $957,709 to the partnership interests and membership interests of Portfolio Funds, respectively.

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

15

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

4. RISK FACTORS

The Fund’s investment activities expose it to various risks, which are associated with the markets and the financial instruments in which it invests (as discussed in Notes 2 and 3). The following summary is not intended to be a comprehensive summary of all risks inherent in investing in the Fund.

Credit — Financial instruments which potentially subject the Fund to concentrations of credit risk consist primarily of cash and cash equivalents. Substantially, all of the Fund’s cash is deposited with one financial institution. Deposits, at times, may be in excess of federally insured limits. The Fund has not experienced any losses on its cash and cash equivalents, nor does it believe it is exposed to any significant credit risk.

Liquidity Constraints of Portfolio Funds — Since the Fund may make additional investments in or affect withdrawals from a Portfolio Fund only at certain times pursuant to limitations set forth in the governing documents of the Portfolio Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Portfolio Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in a Portfolio Fund promptly after it has made a decision to do so. Some Investment Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from shareholders. Portfolio Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Investment Fund, it may receive securities that are illiquid or difficult to value.

Limited Liquidity — Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that a shareholder will be able to tender its Shares when or in the amount that a shareholder desires. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Non-Diversified Status — The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Leverage Risk — The Fund does not generally intend to utilize leverage, however, the Fund is permitted to and may, in the sole discretion of the Investment Manager, leverage its investment positions, when deemed appropriate by the Investment Manager for any reason. Furthermore, the strategies implemented by the Portfolio Funds typically are leveraged. While leverage presents opportunities for increasing the total return on investments, it has the effect of potentially increasing losses as well. Accordingly, any event which adversely affects the value of an investment could be magnified to the extent leverage is utilized. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if the investment were not leveraged.

Market Risk — Market risk arises primarily from changes in the market value of financial instruments. Exposure to market risk is influenced by a number of factors, including the relationships between financial instruments, and the volatility and liquidity in the markets in which the financial instruments are traded. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or

16

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

4. RISK FACTORS (Continued)

other events could have a significant impact on the market generally, the value of Funds’ investments, and overall performance of the Fund. In many cases, the use of financial instruments serves to modify or offset market risk associated with other transactions, and accordingly, serves to decrease the Fund’s overall exposure to market risk. The Fund attempts to control its exposure to market risk through various analytical monitoring techniques.

5. INVESTMENTS BY THE FUND

The Fund, generally, has the ability to liquidate its investments periodically, depending on the type of investment, and for the Portfolio Funds, depending on the provisions of the respective Portfolio Fund’s governing agreements. Contribution requirements may also vary based on each Portfolio Fund’s governing agreements. Investment advisors who operate Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management fees, performance allocations and direct expenses based upon the NAV of the Fund’s investment. These fees are deducted directly from the trading account or Portfolio Fund investment balance in accordance with an advisory or limited partnership agreement. The management fees ranged from 0%–2% (with possible performance or high water mark fees ranging from 0% to 20%).

The Fund can liquidate or redeem the marketable securities and open-end investment companies on a daily basis, and there are no restrictions or limitations placed on such investments. Additionally, the terms of the Portfolio Funds’ governing documents generally provide for restrictions on transferability, minimum holding periods or lock-ups, the suspension of redemptions/withdrawals or the institution of gates on redemptions/withdrawals, at the discretion of the Portfolio Funds’ Managers, and as a result, the Fund may not be able to redeem/withdraw from an investment in a Portfolio Fund without continued exposure to changes in valuations, which could be material.

The Fund’s share of Portfolio Funds that were 5% or more of its net assets as of September 30, 2023 is as follows:

Investment (Description of Strategy)	Percentage of NAV	Fair Value	Redemptions Permitted/Restrictions
Prime Property Fund, LLC (Private Real Estate Fund)(a)	9.5%	$16,171,246	Quarterly withdrawals (90 days’ notice required)
CBRE U.S. Core Partners, LP (Private Real Estate Fund)(a)	7.8%	$13,325,009	Quarterly withdrawals (60 days’ notice required)
GEM Realty Securities Flagship, L.P. (Long/Short Fund)(b)	7.6%	$13,015,539	Quarterly withdrawals (60 days’ notice required)
GI Data Infrastructure Fund L.P. (Infrastructure)(c)	5.5%	$9,296,284

12 year term starting December 2020 subject to two one-year extensions at the discretion of GP and further extensions with Advisory Board or limited partner approval; redemptions are generally not permitted, but the general partner makes distributions from the sales of the underlying assets

(a)	This strategy includes the funds that invest in real estate opportunities.

(b)

This strategy includes the fund that employs long and short trading in publicly traded common stock, preferred stock, and debt securities, primarily in REITs, real estate operating companies, homebuilders and companies that have a significant real estate component.

17

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

5. INVESTMENTS BY THE FUND (Continued)

(c)

This strategy includes the funds that invest in broad range of infrastructure and infrastructure-related assets such as regulated assets (including but not limited to electricity transmission and distribution facilities, gas distribution systems, water distribution and waste water collection and processing facilities), transportation assets (including but not limited to toll roads, airports, seaports and railway lines), and communications assets (including but not limited to data centers, broadcast and wireless towers, fiber/broadband and satellite networks).

As of September 30, 2023, certain of the Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Fund owns 5% or more of the investment’s total capital. The activity resulting from investments in these investments, including dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated investments (including activity during the six months ended September 30, 2023) is shown below:

Investments (1)	Fair Value 3/31/2023	Purchases	Proceeds From Sales or Other Dispositions	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value 9/30/2023	Dividend Income
GEM Realty Securities Flagship, L.P.	$14,264,455	$—	$(2,000,000)	$—	$751,084	$13,015,539	$—
Paladin Realty Brazil Investors III (US-A), L.P.	107,001	—	—	—	(25,987)	81,014	$—
Total Affiliated Investments	$14,371,456	$—	$(2,000,000)	$—	$725,097	$13,096,553	$—

(1)	Investments do not issue units or shares.

6. INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Investment Management Fee — The Fund pays to the Investment Manager an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Investment Manager to the Fund. Pursuant to an investment management agreement (the “Investment Management Agreement”), the Fund pays the Investment Manager a quarterly Investment Management Fee equal to 0.50% on an annualized basis of the Fund’s NAV as of each quarter-end. NAV means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund. For purposes of determining the Investment Management Fee payable to the Investment Manager for any quarter, NAV will be calculated prior to any reduction for any fees and expenses of the Fund for that quarter, including, without limitation, the Investment Management Fee payable to the Investment Manager for that quarter, and before giving effect to any repurchase of Shares in the Fund effective as of that date. For the six months ended September 30, 2023, the Fund incurred $434,166 in management fees.

The Investment Manager has entered into an investment management fee limitation agreement (the “Management Fee Limitation Agreement”) with the Fund, whereby the Investment Manager has agreed to waive 0.40% of its Investment Management Fee. The Management Fee Limitation Agreement was in effect for one year from the commencement of operations and will automatically renew for consecutive one-year terms thereafter (each, a “Current Term”). Neither the Fund nor the Investment Manager may terminate the Management Fee Limitation Agreement during the Current Term. The Investment Management Fee waiver is not subject for recoupment. For the six months ended September 30, 2023, the Fund waived $347,333 in Investment Management Fees.

18

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

6. INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

In June 2023, the Investment Manager has voluntarily agreed to reimburse the Fund for the income tax expense payable by the Fund in the amount of $1,252,244 as a result of the Fund not qualifying as a Regulated Investment Company for the tax year ended October 31, 2022. This voluntary tax expense waiver is not subject for recoupment.

Certain officers of the Fund are employees of the Investment Manager and are not paid by the Fund for the services they provide to the Fund.

Administrative Services Fee — Pursuant to an administrative services agreement with the Fund, the Investment Manager is entitled to a fee calculated at an annual rate of 0.10%, payable quarterly in arrears, based upon the Fund’s net assets as of quarter-end for providing administrative services to the Fund. Such services include the review of shareholder reports and other filings with the SEC; oversight of the Fund’s primary service providers; periodic due diligence reviews of the Fund’s primary service providers; coordination and negotiation of all of the contracts and pricing relating to the Fund’s primary service providers, with the advice of Fund counsel; providing information to the Board relating to the review and selection of the Fund’s primary service providers; and all such other duties or services necessary for the appropriate administration of the Fund that are incidental to the foregoing services.

Distributor — UMB Distribution Services, LLC is the distributor (also known as principal underwriter) of the Shares of the Fund and acts as the agent of the Trust in connection with the continuous offering of Shares of the Fund.

Administrator — UMB Fund Services, Inc. (the “Administrator”) serves as administrator to the Fund and provides certain administrative, clerical, bookkeeping and investor related services. For these services the Administrator receives a quarterly fee, as well as reasonable out of pocket expenses. For the period ended September 30, 2023, the Fund paid $89,616 in administration fees.

Certain trustees and officers of the Fund are employees of the Administrator and are not paid by the Fund for the services they provide to the Fund.

Custodian — UMB Bank, n.a. (the “UMB Bank”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the 1940 Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of the UMB Bank or U.S. or non-U.S. sub custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the UMB Bank an asset based fee.

Chief Compliance Officer — Vigilant Compliance, LLC (“Vigilant”) provides Chief Compliance Officer (“CCO”) services to the Fund. An officer of the Fund is an employee of Vigilant.

Guarantees and Indemnification — In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

7. CAPITAL CONTRIBUTIONS AND WITHDRAWALS

The Fund will generally offer Shares for purchase as of the first business day of each calendar quarter, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

19

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

7. CAPITAL CONTRIBUTIONS AND WITHDRAWALS (Continued)

A substantial portion of the Fund’s investments are illiquid. For this reason, the Fund is structured as a closed-end fund, which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. At the discretion of the Board and provided that it is in the best interests of the Fund and the Shareholders to do so, the Fund intends to provide a limited degree of liquidity for the Shareholders by conducting repurchase offers generally quarterly with a valuation date on or about March 31, June 30, September 30 and December 31 of each year. Each repurchase offer ordinarily will be limited to the repurchase of approximately 5% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. No Shareholder will have the right to require the Fund to redeem its Shares.

8. TAX INFORMATION

At September 30, 2023, the cost of investments on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$149,786,509

Gross unrealized appreciation	30,742,242
Gross unrealized depreciation	(7,983,716)

Net unrealized appreciation on investments	$22,758,526

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

The Fund is a Corporation for income tax purposes and is therefore obligated to pay federal and state income tax on its taxable income. Currently the federal income tax rate for a corporation is 21% and blended state tax rate net of Federal benefit is 5.14%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of the available evidence, it is more likely than not that all of the deferred income tax asset will not be realized.

The Fund expects to re-qualify as a regulated investment company for the tax year ending October 31, 2024 and will move certain assets into a wholly-owned C-corporation blocker. The Fund has assessed the need for current and deferred tax expense (benefit) based on the assets within the C-corporation blocker. As of September 30, 2023, the Fund recorded a deferred tax liability in the amount of $997,347. Should a net deferred tax asset exist in the future, the Fund will assess whether a valuation allowance should be booked to reserve against that asset.

20

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

8. TAX INFORMATION (Continued)

The Fund’s current estimated tax expense for the tax year ending October 31, 2023 and recorded deferred tax liability as of September 30, 2023 are as follows:

Current Tax (Expense) Benefit
Federal	$—
State	—
Total Current Tax (Expense) Benefit	—
Deferred Tax (expense) Benefit
Federal	801,389
State	195,958
Total Deferred Tax (expense) Benefit	997,347
Total Income Tax (Expense) Benefit	$997,347

During the period, the Fund paid tax expense for the tax year ended October 31, 2022. The Investment Manager reimbursed the Fund for the income tax expense paid by the Fund for the tax year ended October 31, 2022, which consisted of the following:

Current Tax (Expense) Benefit
Federal	$(977,917)
State (Net of Tax Withholding of $38,213)	(274,327)
Total Current Tax (Expense) Benefit	$(1,252,244)

The utilization of net operating losses in future years are limited to the lesser of all available net operating losses or 80% of taxable income before net operating loss utilization. For the tax year ended October 31, 2022, the Fund did not utilize or defer any net operating losses.

Capital losses incurred during the year can be carried back or forward five years. The fund did not defer or utilize any capital losses during the period.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal year ended March 31, 2023, permanent differences in book and tax accounting have been reclassified to paid-in capital and total accumulated earnings/(losses) as follows:

Increase (Decrease)
Paid-In Capital	Total Accumulated Earnings (Losses)
$7,535,052	$(7,535,052)

The tax character of distributions is disclosed for the Fund’s tax year, not the fiscal year, as it represents final and accurate information.

21

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

8. TAX INFORMATION (Continued)

The tax character of the distributions paid by the Fund during the tax year ended October 31, 2022 is as follows:

Tax Year Ended October 31, 2022
Distributions paid from:
Ordinary Income	$5,317,188
Long-term Gain	2,726,056
Total taxable distributions	8,043,244
Return of Capital	863,168
Total distributions paid	$8,906,412

9. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2023, the total purchases and total distribution proceeds from sale, redemption or other disposition of investments, excluding cash equivalents, amounted to $105,755,316 and $96,904,962, respectively.

10. COMMITTED REPURCHASE AGREEMENT FACILITY

The Fund entered into a one-year term committed repurchase agreement facility amounting to $15,000,000 with UMB Bank on December 19, 2022. The purpose of the facility is to finance temporarily the repurchase or redemption of Shares of the Fund. The Fund may borrow up to 10% of the Fund’s assets or $15,000,000, whichever is less. As collateral, the Fund will transfer to UMB Bank cash or cash equivalents (“Cash Collateral”) or eligible marketable securities (“Non-Cash Collateral”) under the repurchase agreement transaction. UMB Bank will maintain Cash Collateral at 100% and /or Non-Cash Collateral at 200% of the prior day’s market value of the repurchase agreement transaction. The Fund is charged interest for borrowing under this agreement. The interest is calculated using the Federal Funds Target Range - Upper Limit (FFTRU) plus 150 basis points. The commitment fee for the six months ended September 30, 2023, is disclosed on the Statement of Operations and the remaining commitment fee to be amortized is disclosed on the Statement of Assets and Liabilities. During the six months ended September 30, 2023, the Fund did not borrow from the committed repurchase agreement facility.

11. SUBSEQUENT EVENTS

The Fund has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to or disclosure in the financial statements, except for the events listed below.

Subsequent to the period end, the Fund completed the transfer of certain assets into the wholly owned C-corporation blocker. The Fund expects to re-qualify as a regulated investment company for the tax year ending October 31, 2024.

As a result of the Fund not qualifying as a Regulated Investment Company for the tax year ended October 31, 2022, the Fund will restate its financial statements for the years ended March 31, 2022, and March 31, 2023 and six months ended September 30, 2022, in order to account for the income tax expense in the fiscal year ended March 31, 2022, in accordance with ASC 740. In June of 2023, the Investment Manager voluntarily agreed to reimburse the Fund for the income tax expense payable by the Fund in the amount of $1,252,244 to make the Fund whole and to put shareholders in the position they would have been if the Fund would have qualified as a Regulated Investment Company. However, in accordance with accounting principles generally accepted in U.S. GAAP, such reimbursement

22

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2023 (Unaudited)

11. SUBSEQUENT EVENTS (Continued)

is not allowed to be recorded retroactively in the period the tax liability was recorded. As a result, the Investment Manager is currently assessing whether the calculation of NAVs per share, upon which the shareholders transacted, properly accounted for the tax liability during the period that could include NAVs per share from March 31, 2022 through March 31, 2023.

23

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Other Information

September 30, 2023 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-877-997-9971 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Fund’s website at www.aspiriantfunds.com.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling 1-877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

Privacy Policy

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● Account balances

● Account transactions

● Transaction history

● Wire transfer instructions

● Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ‘ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-997-9971

25

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

PRIVACY POLICY (Continued)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make a wire transfer

● Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as Aspiriant, LLC .
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

ASPIRIANT RISK-MANAGED REAL ASSETS FUND

INVESTMENT MANAGER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

FUND COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

CUSTODIAN BANK

UMB Bank, n.a.
1010 Grand Blvd.
Kansas City, MO 64106

TRANSFER AGENT / ADMINISTRATOR

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

DISTRIBUTOR

UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212

(b) Not applicable.

Item 2.  Code of Ethics

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual reports.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies

Not applicable to semi-annual reports.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11.  Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.  Exhibits

(a)	(1)	Code of Ethics. Not applicable to semi-annual reports.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Not applicable.

(4)	Change in the registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Risk-Managed Real Assets Fund

By	/s/ Marc Castellani
Title	Marc Castellani, President and Principal Executive Officer

Date	12/08/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Marc Castellani
Title	Marc Castellani, President and Principal Executive Officer

Date	12/08/2023

By	/s/ Benjamin Schmidt
Title	Benjamin Schmidt, Treasurer and Principal Financial Officer

Date	12/08/2023